Unaudited Condensed Consolidated Statements Of Cash Flows (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 14,610,000	$ 19,115,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	80,433,000	69,852,000
Amortization of deferred financing costs and debt discounts	1,046,000	949,000
Deferred income taxes and investment tax credit adjustments - net	2,000,000	430,000
Allowance for equity funds used during construction	(831,000)	(1,570,000)
Gain (Loss) on Disposition of Intangible Assets	1,523,000	0
Change in certain assets and liabilities:
Accounts receivable	(59,739,000)	10,463,000
Inventories	3,967,000	(411,000)
Accounts payable	(20,692,000)	(15,339,000)
Accrued and other current liabilities	(9,126,000)	(4,090,000)
Accrued taxes payable/receivable	8,429,000	8,034,000
Accrued interest	20,028,000	16,617,000
Pension and other postretirement benefit assets and liabilities	613,000	536,000
Current and non-current regulatory assets and liabilities	(86,217,000)	83,926,000
Prepayments and other current assets	782,000	32,221,000
Other - net	(3,395,000)	(4,039,000)
Net cash (used in) / provided by operating activities	(48,133,000)	152,252,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(259,124,000)	(143,258,000)
Project development costs	(339,000)	(1,166,000)
Payments to Acquire Businesses, Net of Cash Acquired	(47,948,000)	0
Cost of removal payments	(10,268,000)	(10,518,000)
Net cash used in investing activities	(317,679,000)	(154,942,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from revolving credit facilities	190,000,000	0
Repayments under revolving credit facilities	(150,000,000)	0
Borrowings under revolving credit facilities	92,000,000	0
Short-term borrowings from affiliate	1,050,000,000	0
Repayments of Short-term Debt	(392,000,000)	0
Distributions to shareholders	26,720,000	31,395,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(52,000)	0
Payments for financing fees	(13,892,000)	(11,000)
Proceeds received from termination of interest rate swaps	23,114,000	0
Net cash provided by / (used in) financing activities	772,450,000	(31,406,000)
Net change in cash, cash equivalents and restricted cash	406,638,000	(34,096,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	435,222,000	167,457,000
Cash paid during the period for:
Interest (net of amount capitalized)	20,885,000	14,562,000
Non-cash investing activities:
Capital Expenditures Incurred but Not yet Paid	135,433,000	53,587,000
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	72,008,000	899,000
Change in Right-of-Use Asset Lease Liability	$ (69,858,000)	$ (899,000)